Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Wage and other employee-related accrued expenses	$38	$35
Accrued tax expense	182	164
Accrued insurance	30	32
Accrued interest expense	41	31
Dealer deposits	23	21
Accrued environmental expense	6	6
Other	33	21
Accrued expenses and other current liabilities	$353	$310